Balance Sheets - Community Specialty Pharmacy, LLC [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 127,432	$ 86,796	$ 94,646
Accounts Receivable, net	57,779	57,381	62,477
Inventory	99,710	89,710	130,840
Other Current Assets	20,816	20,816	24,463
Total Current Assets	305,737	254,703	312,426
Total Assets	305,737	254,703	312,426
Current Liabilities
Accounts Payable	153,428	221,069	199,042
Accrued Liabilities	153	215	170
Lines of Credit	85,886	82,522	99,512
Advances from - Related Party			21,838
Total Current Liabilities	239,467	303,806	320,562
Total Liabilities	239,467	303,806	320,562
Member's Equity (Deficit)
Member's Equity	59,276	41,276	19,111
Retained Earnings (Deficit)	6,994	(90,379)	(27,247)
Total Member's Equity (Deficit)	66,270	(49,103)	(8,136)
Total Liabilities and Member's Equity (Deficit)	$ 305,737	$ 254,703	$ 312,426